Organization And Description Of Business	9 Months Ended
Sep. 30, 2011
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

LinkedIn Corporation and its subsidiaries (the "Company"), a Delaware corporation, was incorporated on March 6, 2003. The Company operates an online professional network on the Internet through which the Company's members are able to create, manage and share their professional identities online, build and engage with their professional networks, access shared knowledge and insights, and find business opportunities, enabling them to be more productive and successful.

Certain Significant Risks and Uncertainties—The Company operates in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, management of the Company believes that changes in any of the following areas could have a significant negative effect on the Company in terms of its future consolidated financial position, results of operations, or cash flows: scaling and adaptation of existing technology and network infrastructure; protection of customers' information and privacy concerns; security measures related to the Company's website; rates of revenue growth; engagement and usage of the Company's solutions; management of the Company's growth; new markets and international expansion; protection of the Company's brand and intellectual property; competition in the Company's market; qualified employees and key personnel; intellectual property infringement and other claims; and changes in government regulation affecting the Company's business, among other things.